Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash	$ 3,889	$ 30,514	$ 253,100
Cash insured FDIC amount		250,000
Amount exceeding FDIC insured limits	$ 0	$ 0	$ 3,100